QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 4/30

Date of reporting period: 07/31/2016

ITEM 1. SCHEDULE OF INVESTMENTS

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS
July 31, 2016 (unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.35%

CONSUMER DISCRETIONARY - 10.49%
AMC Networks Inc. - Class A	15,244	$843,908
Aramark	29,398	1,053,918
Kohl’s Corp.	24,273	1,009,514
Lowe’s Companies, Inc.	13,053	1,074,001
Macy’s Inc.	26,460	948,062
Marriott International, Inc. - Class A	15,309	1,097,655
Omnicom Group Inc.	12,158	1,000,482
O’Reilly Automotive, Inc.	4,439	1,290,107
Penn National Gaming, Inc.	78,534	1,179,581
Staples, Inc.	121,429	1,128,075

		10,625,303

CONSUMER STAPLES - 8.17%
Altria Group, Inc.	14,761	999,320
Blue Buffalo Pet Products, Inc.	40,681	1,044,688
Bunge Ltd.	15,466	1,018,281
Constellation Brands	6,126	1,008,523
Reynolds American Inc.	19,024	952,341
Tyson Foods Inc. “A”	18,416	1,355,418
Walgreens Boots Alliance, Inc.	11,493	910,820
Walmart	13,549	988,671

		8,278,062

ENERGY - 4.73%
Diamond Offshore Drilling, Inc.	50,430	1,145,770
HollyFrontier Corp.	50,245	1,277,228
Rowan Companies PLC A	71,614	1,091,397
Valero Energy Corp.	24,429	1,277,148

		4,791,543

FINANCIALS - 18.64%
Aflac, Inc.	13,596	982,719
The Allstate Corp.	16,923	1,156,349
American Express Co.	15,172	977,987
Aspen Insurance Holdings Ltd.	20,119	924,669
Bank of America Corp.	254,872	3,693,095
Capital One Financial Corp.	14,177	950,993
Discover Financial Services	19,958	1,134,413
Everest Re Group Ltd.	5,327	1,006,856
Hanover Insurance Group Inc.	12,603	1,037,731
Lincoln National Corp.	21,954	958,731
MetLife, Inc.	53,675	2,294,070
Prudential Financial, Inc.	12,885	970,112
Regions Financial Corp.	101,000	926,170
The Travelers Cos., Inc.	8,260	959,977
Unum Group	27,162	907,482

		18,881,354

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS
July 31, 2016 (unaudited)

	Shares	Fair Value

HEALTH CARE - 13.20%
AbbVie, Inc.	18,111	$1,199,492
Allergan PLC	9,400	2,377,730
Amgen, Inc.	7,541	1,297,278
Anthem, Inc.	7,442	977,432
C. R. Bard, Inc.	4,295	960,920
HCA Holdings, Inc.	15,327	1,182,172
Hologic, Inc.	29,204	1,124,062
Johnson & Johnson	8,319	1,041,788
Stryker Corp.	8,449	982,450
United Therapeutics Corp.	9,571	1,158,187
VCA, Inc.	15,059	1,074,309

		13,375,820

INDUSTRIAL - 8.06%
Allison Transmission Holdings, Inc.	33,889	976,681
AMERCO	2,531	1,001,036
Avis Budget Group, Inc.	29,903	1,098,337
B/E Aerospace, Inc.	23,572	1,127,567
Delta Air Lines, Inc.	25,600	992,000
HD Supply Holdings, Inc.	27,267	986,793
Nielsen Holdings PLC	17,120	922,083
United Rentals, Inc.	13,360	1,064,391

		8,168,888

INFORMATION TECHNOLOGY - 29.33%
ARRIS Group, Inc.	42,599	1,160,397
Broadcom LTD	6,090	986,458
CDW Corp.	23,093	991,382
CommScope Holdings Co., Inc.	30,708	919,705
Fiserv, Inc.	9,157	1,010,566
FleetCor Technologies, Inc.	6,731	1,020,958
Global Payments Inc.	13,239	988,424
Intel Corp.	227,305	7,923,852
Jabil Circuit, Inc.	23,255	473,239
Micron Technology, Inc.	555,000	7,625,700
Rovi Corp.	54,916	1,032,970
Skyworks Solutions Inc.	6,372	420,679
Tech Data Corp.	12,049	938,979
Total System Services, Inc.	18,792	956,889
Visa, Inc. - Class A	12,394	967,352
The Western Union co.	54,670	1,093,400
Xerox Corp.	117,302	1,208,211

		29,719,161

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS
July 31, 2016 (unaudited)

	Shares	Fair Value

MATERIALS - 3.16%
Domtar Corp.	32,807	$1,291,612
Huntsman Corp.	48,500	749,810
LyondellBasell Industries NV - Class A	15,451	1,162,842

		3,204,264

TELECOMMUNICATIONS - 0.98%
Verizon Communications	17,900	991,839

UTILITIES - 2.59%
Entergy Corp.	15,223	1,239,000
UGI Corp.	30,643	1,386,902

		2,625,902

TOTAL COMMON STOCKS - 99.35%		100,662,136

MONEY MARKET FUND - 0.46%
Federate Treasury Obligations fund 0.20%*	469,572	469,572

TOTAL INVESTMENTS - 99.81%		101,131,708
Other assets, net of liabilities 0.19%		191,072

NET ASSETS - 100.00%		$101,322,780

*Effective 7 day yield as of July 31, 2016

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2016:

	Level 1	Level 2	Level 3

		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$100,662,136			$100,662,136
Money Market	469,572	-	-	469,572

	$101,131,708	-	-	$101,131,708

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2016.

At July 31, 2016 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $92,879,728 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,797,124
Gross unrealized depreciation	(4,014,716)

Net unrealized appreciation	$7,782,408

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS
July 31, 2016 - (unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.04%

CONSUMER DISCRETIONARY - 15.26%
American Axle & Manufacturing Holdings, Inc.	7,684	$133,778
Asbury Automotive Group Inc.	1,978	120,262
Big Lots, Inc.	2,036	108,275
Cooper Standard Holdings, Inc.	1,753	154,352
Diamond Resorts International Inc.	5,065	115,077
Isle of Capri Casinos, Inc.	7,681	143,865
Meritage Homes Corp.	3,283	119,468
Planet Fitness Inc. “A”	7,810	160,105
Rent-A-Center, Inc.	10,056	108,605
Sinclair Broadcast Group, Inc. “A”	3,746	104,214
Taylor Morrison Home Corp. “A”	8,153	132,486
Tenneco Inc.	1,938	109,536

		1,510,023

CONSUMER STAPLES - 5.10%
Cal-Maine Foods, Inc.	2,650	111,035
Fresh Del Monte Produce Inc.	2,297	130,584
United Natural Foods, Inc.	2,248	112,355
USANA Health Sciences, Inc.	1,096	150,503

		504,477

ENERGY - 2.58%
MDU Resources Group, Inc.	5,549	133,453
World Fuel Services Corp.	2,572	122,427

		255,880

FINANCIALS - 22.17%
American Equity Investment Life Holding Co.	6,425	102,350
BlackRock Capital Investment Corp.	12,926	108,061
BofI Holdings, Inc.	6,390	107,480
Credit Acceptance Corp.	603	108,944
Customers Bancorp, Inc.	4,908	126,332
Encore Capital Group, Inc.	4,511	110,114
Enterprise Financial Service Corp.	4,416	127,004
Flagstar Bancorp, Inc.	4,984	131,627
Fortress Investment Group LLC “A”	16,752	83,090
Heritage Insurance Holdings, Inc.	9,113	112,910
HFF Inc. - Class A	3,318	93,601
Homestreet Inc.	5,646	125,906
Marcus & Millichap, Inc.	5,050	135,290
MGIC Investment Corp.	15,856	114,005
National General Holdings Corp.	5,564	114,785
Nationstar Mortgage Holdings, Inc.	10,357	130,809
PRA Group, Inc.	3,832	106,760
Radian Group Inc.	9,825	126,743
Walker & Dunlop Inc.	5,432	128,575

		2,194,386

HEALTH CARE - 13.71%
Air Methods Corp.	3,372	112,254
Chemed Corp.	931	136,987
Civitas Solutions Inc.	4,836	103,636
Emergent BioSolutions, Inc.	2,844	94,961
The Ensign Group, Inc.	5,515	118,573
INC Research Holdings Inc.	3,029	134,821
Merit Medical Systems, Inc.	6,443	151,024
PRA Health Sciences, Inc.	2,366	109,735
Prestige Brands Holdings, Inc.	2,140	114,490
Surgical Care Affiliates Inc.	2,521	131,117
VWR Corp.	4,767	149,302

		1,356,900

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS
July 31, 2016 - (unaudited)

	Shares	Fair Value

INDUSTRIAL - 11.63%
CBIZ, Inc.	12,934	$139,817
CEB Inc.	2,024	121,521
Deluxe Corp.	2,105	142,277
H&E Equipment Services, Inc.	7,271	135,386
Hawaiian Holdings, Inc.	2,926	133,221
Kirby Corp.	1,925	104,893
TriNet Group, Inc.	6,547	142,004
Wabash National Corp.	8,168	118,273
Wesco Aircraft Holdings, Inc.	8,869	113,967

		1,151,359

INFORMATION TECHNOLOGY - 16.15%
CACI International Inc.	1,177	112,203
Ciena Corp.	7,414	142,275
Cirrus Logic, Inc.	2,999	145,721
CSG Systems International, Inc.	2,352	94,692
j2 Global, Inc.	1,811	121,047
Microsemi Corp.	2,969	115,791
NETGEAR, Inc.	2,501	128,626
NeuStar, Inc. Class A	5,175	130,358
ScanSource, Inc.	2,611	107,129
Take-Two Interactive Software, Inc.	3,095	124,357
Tech Data Corp.	1,782	138,871
Vishay Intertechnology, Inc.	8,852	117,997
Web.com Group Inc.	6,337	119,516

		1,598,583

MATERIALS - 5.03%
Clearwater Paper Corp.	1,937	121,857
Commercial Metals Co.	6,824	112,869
Stepan Co.	2,138	137,495
Trinseo S.A.	2,516	125,272

		497,493

TELECOMMUNICATION SERVICES - 0.64%
Vonage Holdings Corp.	10,619	62,971

UTILITIES - 1.77%
Ormat Technologies Inc.	3,841	175,303

TOTAL COMMON STOCKS - 94.04%		9,307,375

EXCHANGED TRADED FUND - 3.93%
iShares Russell 2000	1,605	194,349
Vanguard Russell 2000	2,001	194,737

		389,086

TOTAL EXCHANGE TRADED FUND		389,086

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS
July 31, 2016 - (unaudited)

	Shares	Fair Value

MONEY MARKET FUND - 1.61%
Federated Treasury Obligations Fund 0.20%*	159,625	$159,625

TOTAL MARKET FUND		159,625

TOTAL INVESTMENTS - 99.58%		9,856,086
Other assets, net of liabilities - 0.42%		41,130

NET ASSETS - 100.00%		$9,897,216

* Effective 7 day yield as of July 31, 2016.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2016:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$9,307,375	-	-	$9,307,375
Exchange Traded Funds	389,086	-	-	389,086
Money Market	159,625	-	-	159,625

	$9,856,086	-	-	$9,856,086

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2016.

At July 31, 2016 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $9,643,139 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$757,063
Gross unrealized depreciation	(703,741)

Net unrealized appreciation	$53,322

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
July 31, 2016 (unaudited)

	Shares	Fair Value

COMMON STOCK - 97.48%

AUSTRALIA - 4.68%
CSL LTD	9,100	$815,658
Genworth Mortgage Insurance	323,444	722,323
Qantas Airways LTD	232,200	557,358
Star Entertainment Group LTD	196,000	881,379

		2,976,718

AUSTRIA - 1.28%
OMV AG	30,773	816,592

BELGIUM - 1.16%
KBC Groep NV	14,264	740,375

BERMUDA - 3.96%
Jardine Matheson Holdings LTD	14,549	862,756
Kunlun Energy Co. LTD	1,088,000	821,714
Skyworth Digital Holdings	1,119,100	835,106

		2,519,576

CANADA - 7.39%
Alimentation Couche-Tard	19,265	871,695
Eldorado Gold Corp.	230,352	942,140
Genworth MI Canada Inc.	34,185	913,714
Home Capital Group Inc.	33,995	723,886
Kinross Gold Corp.	242,000	1,251,140

		4,702,575

DENMARK - 1.24%
Topdanmark A/S	31,921	791,077

FINLAND - 1.20%
Stora Enso OYJ-R SHS	84,228	763,678

FRANCE - 6.36%
AXA SA	35,000	712,447
Iliad SA	4,145	804,631
LVMH Moet Hennessy Louis	5,419	928,201
Pernod Ricard SA	7,615	868,997
Sanofi ADR	17,241	734,984

		4,049,260

GERMANY - 8.06%
Continental AG	4,026	842,893
Freenet AG	26,074	726,837
Fresennius SE & Co KGAA	13,082	975,626
Osram Licht AG	16,500	856,527
Porsche Automobile Holding-P	14,214	743,890
Software AG	24,436	984,179

		5,129,952

GREAT BRITAIN - 14.62%
Bellwlay PLC	24,000	667,283
Berkeley Group Holdings	16,000	569,440
Capita Group PLC	52,364	666,824
Compass Group PLC	53,125	1,011,954
Diageo PLC Spon ADR	6,444	750,984

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
July 31, 2016 (unaudited)

	Shares	Fair Value

Ensco PLC “A”	70,952	$650,630
Imperial Brands PLC- Spon ADR	17,408	918,690
ITV PLC	268,677	698,544
Lloyds Banking Group PLC - ADR	243,068	695,174
Reckitt Benckiser Group	9,032	877,245
SSE PLC	32,900	661,610
Subsea 7 SA	106,521	1,140,678

		9,309,056

HONG KONG - 5.78%
Guangdong Investment LTD	630,423	966,882
SINO Biopharmaceutical	1,139,148	760,509
WH Group LTD	1,262,000	993,790
Yue Yuen Industrial Holdings	236,760	961,199

		3,682,380

IRELAND - 1.52%
Jazz Pharmaceuticals PLC	6,421	969,378

ITALY - 2.59%
ACEA SPA	59,949	833,391
Leonardo-Finmeccanica SP	71,794	818,486

		1,651,877

JAPAN - 20.35%
Astellas Pharma Inc.	61,600	1,036,197
Chiba Bank LTD	139,000	675,034
Coca Cola West Company LTD	38,000	1,055,267
Hitachi Chemical Co. LTD	42,000	888,099
Japan Airlines Co. LTD	22,600	705,781
Mitsubishi UFJ Financial Group Inc.	154,700	789,070
NEC Corp.	284,057	788,276
Orix Corp.	66,100	945,577
Resona Holdings Inc.	198,300	804,128
Shinsei Bank, Ltd.	558,000	850,577
Softbank Group Corp. Unsponsored ADR	30,854	847,251
Sumitomo Mitsui Trust Holdings Inc.	243,500	825,625
Sumitomo Mitsui-Spon ADR	117,135	744,979
Toyota Boshoku Corp.	43,000	1,002,941
West Japan Railway Co.	15,900	995,109

		12,953,911

NETHERLANDS - 5.03%
Cimpress NV	9,400	891,120
Euronext NV	20,884	890,789
LyondellBasell Indu-Class A	9,531	717,303
Sensata Technologies Holding	18,571	704,212

		3,203,424

NEW ZEALAND - 1.08%
Air New Zealand LTD	431,211	687,382

SPAIN - 2.54%
ACS Actividades Cons Y S	29,138	834,535
Mediaset Espana Comunicacion	67,972	780,227

		1,614,762

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
July 31, 2016 (unaudited)

	Shares	Fair Value

SWEDEN - 2.47%
Axfood AB	49,904	$897,331
Telia Co. AB	148,221	676,693

		1,574,024

SWITZERLAND - 6.17%
Adecco SA-REG	11,735	643,876
Aryzta AG	17,500	657,874
Novartis AG-Spon ADR	9,326	776,483
Swiss Re Ltd-Spon ADR	38,224	798,882
Temenos Group AG-REG	17,000	1,051,104

		3,928,219

TOTAL COMMON STOCKS - 97.48%		62,064,216

EXCHANGE TRADED FUND - 1.50%

UNITED STATES - 1.50%
iShares MSCI EAFE ETF	10,700	620,814
Vanguard FTSE All-World EX-U	7,500	335,025

		955,839

TOTAL EXCHANGE TRADED FUND - 1.50%		955,839

TOTAL INVESTMENTS - 98.98%		63,020,055
Other assets, net of liabilities - 1.02%		650,615

TOTAL NET ASSETS - 100.00%		$63,670,670

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fiar value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2016:

	Level 1	Level 2	Level 3

		Other
	Quoted	Significant Observable	Significant Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$62,064,216	-	-	$62,064,216
ETF’s	955,839	-	-	955,839

	$63,020,055	$-	$-	$63,020,055

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

At July 31, 2016, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $65,953,762 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,740,168
Gross unrealized depreciation	(9,673,875)

Net unrealized depreciation	$(2,933,707)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.    Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ John Pasco, III John Pasco, III Principal Executive Officer

Date:	September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Pasco, III John Pasco, III Principal Executive Officer

Date:	September 23, 2016

By:	/s/ Karen Shupe Karen Shupe Principal Financial Officer

Date:	September 23, 2016